Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2020
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

38           Additional information: condensed financial statements of the Company

The condensed financial statements of Aesthetic Medical International Holdings Group Limited have been prepared in accordance with Securities and Exchange Commission Regulation S‑X Rule 5‑04 and Rule 12‑04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and loans to subsidiaries are presented on the condensed financial statements as “Investment in subsidiaries and due from subsidiaries” and the profit of the subsidiaries is presented as “Profit from subsidiaries” in the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

As of December 31, 2019 and 2020, there were no material contingencies, significant provisions for long‑term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Condensed balance sheets of the parent company

	2019	2020
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	538,898	452,109
Current assets
Other receivables, deposits and prepayments	504	4,504
Cash and cash equivalents	65,558	11,500
	66,062	16,004
Total assets	604,960	468,113
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	428	(1,554)
Other reserves	590,170	427,290
Total equity	590,598	425,736
LIABILITIES
Non‑current liabilities
Convertible note	—	34,190
	—	34,190
Current liabilities
Accruals, other payables and provisions	14,362	8,187
Total liabilities	14,362	42,377
Total equity and liabilities	604,960	468,113

Condensed statements of comprehensive income of the parent company

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Profit/(loss) from subsidiaries	55,581	40,231	(140,096)
Selling expenses	(1,537)	(1,889)	(1,228)
General and administrative expenses	(9,252)	(72,908)	(103,982)
Finance income	14	—	—
Finance costs	(4,660)	(4,144)	—
Fair value loss of convertible redeemable preferred shares	(226,248)	136,656	—
Fair value loss of convertible note	(9,152)	(5,193)	(1,599)
Fair value loss of exchangeable note liabilities	(56,925)	45,274	—
Fair value loss of derivative financial instrument	(301)	301	—
(Loss)/profit before income tax	(252,480)	138,328	(246,905)
Income tax expense	—	—	—
(Loss)/profit for the year	(252,480)	138,328	(246,905)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	1,088	672	(731)
Total other comprehensive income/(loss) for the year, net of tax	1,088	672	(731)
Total comprehensive (loss)/income for the year	(251,392)	139,000	(247,636)

Condensed statements of cash flows of the parent company

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(13,517)	(55,411)	(76,639)
Net cash generated from/(used in) investing activities	14	(7,940)	(8,372)
Net cash generated from financing activities	21,040	101,977	30,953
Net increase/(decrease) in cash and cash equivalents	7,537	38,626	(54,058)
Cash and cash equivalents at beginning of the year	19,395	26,932	65,558
Cash and cash equivalents at end of the year	26,932	65,558	11,500